BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2)  BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

a)  Statement of compliance

The consolidated financial statements were prepared and are presented in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b)  Basis of preparation and presentation

The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS.

The Statement of Cash Flows was prepared in accordance with IAS 7 - Statement of Cash Flows and reflects the changes in cash that occurred in the years presented using the indirect method.

Assets and liabilities are classified as current when it is probable that their realization or settlement will occur in the next 12 months. Otherwise, they are classified and shown as non-current. The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.

The Board of Directors authorized the issuance of this consolidated financial statements at the meeting held on February 19, 2021.

c) Functional and reporting currency

The Company’s financial statements for the years ended December 31, 2020, 2019 and 2018 are presented in thousands of Brazilian Real/Reais (R$), unless otherwise stated.

The Company’s functional and reporting currency is the Brazilian Real. Transactions in foreign currency are translated into Brazilian Reais as follows: (i) assets, liabilities and shareholders' equity (excluding capital stock and capital reserves) are translated at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are translated at the average exchange rate, except for specific transactions that are converted by the transaction date rate; and (iii) the capital stock and capital reserves are converted at the transaction date rate.

Gains and losses from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses from the translation of monetary assets and liabilities between the exchange rate prevailing at the date of the transaction and the year-end closing (except for the conversion of investments abroad) are recognized in the statement of income.

d) Basis of consolidation

Interest held in subsidiaries or joint ventures is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and interest held in subsidiaries are fully eliminated. Investments in joint ventures are measured under the equity method in the consolidated financial statements.

On December 31, 2020 and 2019, the Company holds direct equity interests in subsidiaries and joint ventures. Selected information on the Company's investees is as follows:

		Equity interests
Investees	Type of investment	12.31.20	12.31.19
Terra Networks Brasil Ltda ("Terra Networks")	Subsidiary	100.00%	100.00%
Telefônica Transportes e Logística Ltda ("TGLog")	Subsidiary	99.99%	99.99%
POP Internet Ltda ("POP")	Subsidiary	99.99%	99.99%
Vivo Money Credit Rights Investment Fund ("Vivo Money") (Note 1.c)	Subsidiary	100.00%	—
Aliança Atlântica Holding B.V. ("Aliança")	Joint venture	50.00%	50.00%
Companhia AIX de Participações ("AIX")	Joint venture	50.00%	50.00%
Companhia ACT de Participações ("ACT")	Joint venture	50.00%	50.00%

Terra Networks: The Company's direct and wholly-owned subsidiary, with headquarters in Brazil, with the main activities being the development, production, installation and maintenance of computer systems; consultancy, operational assistance, training, courses and exhibitions in computer science; commercialization of products, computer systems, software licenses and applications; import and export of services, licenses, products and computer systems; cession of space for insertion of advertising or advertising material in general; provision of internet access; services and activities related to product distribution and electronic commerce; amusement and entertainment services; provision of intermediary services and business in general; commercialization, distribution, licensing of digital content; development and availability of portals and content pages on the internet; commercialization, lending and rental of equipment and products; provision of technical support services in information technology, among others.

Since September 1, 2019, Terra Networks became the direct parent company of TIS (Note 1 c), a company headquartered in Brazil, whose main activities are the exploration and provision of services and technology, information security systems, technical support and other services related to the infrastructure, technology and information, among others.

TGLog: The Company's direct subsidiary, with its head office in Brazil, whose main activities are the provision of services in the activity of multimodal transportation of products in general; logistics activities; administration and operation of general and customs warehouses throughout the national territory; rental of equipment and storage of goods from third parties; among others.

POP: The Company's direct subsidiary, with headquarters in Brazil, whose main activities are the development of activities related to information technology, internet and any other networks; provision of hosting services and the commercial exploitation of websites and portals; handling, making available and storing information and data; trade in software, hardware, telecommunication equipment and electronics; development, licensing and maintenance of information systems and routines; e-commerce development; creation and administration of own and / or third party databases; commercialization and placement of advertisements, advertisements and banners; among others.

POP is the direct parent company of Innoweb Ltda (“Innoweb”), headquartered in Brazil, whose main activities are to act as an internet provider; develop information activities; develop all forms of telecommunications activities, including the transmission of voice, data and information; commercialize equipment and / or accessories for telecommunications and electronics, among others

Vivo Money: The Company's direct and wholly owned subsidiary, with headquarters in Brazil. It is a FIDC structured by the Company, for the acquisition of eligible credit rights and other financial assets originating from credit operations carried out electronically by the Company's customers, within the scope of the Vivo Money program, exclusively through the electronic platform provided by the Company (Note 1.c).

Aliança: Joint venture, headquartered in Amsterdam, Netherlands, with 50% interest held by the Company, whose main activity is the acquisition and management of subsidiaries, and holding interest in companies of the telecommunications industry.

AIX: Joint venture, headquartered in Brazil, with 50% interest held by the Company, with the main activity in holding interest in Consórcio Refibra, and in performing activities related to the direct and indirect operation of activities associated with the construction, completion and operation of underground networks for optical fiber ducts.

ACT: Joint venture, headquartered in Brazil, with 50% interest held by the Company, with the main activity in holding interest in Consórcio Refibra, and in performing activities related to the rendering of technical support services for the preparation of projects and completion of networks, by means of studies required to make them economically feasible, and monitor the progress of Consortium-related activities.

e) Segment reporting

Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision-making professional in definition of how to allocate funds to an individual segment and in the assessment of segment performance.  Considering that: (i) all officers and managers' decisions are based on consolidated reports; (ii) the Company and its subsidiaries’ mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made on a consolidated basis, the Company and its subsidiaries operate in a single operating segment, namely the provision of telecommunications services.

f) Significant accounting practices

Significant and relevant accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.

The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2020 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2019, except for the changes required by the new pronouncements, interpretations and amendments approved for the IASB, which came into effect as of January 1, 2020, as follows:

•  Changes to IFRS 3: Definition of business

In October 2018, the IASB issued changes to the definition of business in IFRS 3, to help entities determine whether an acquired set of activities and assets consists of or not in a business. They clarify minimum requirements, eliminate the assessment of whether market participants are able to replace any missing elements, include guidelines to help entities assess whether a purchased process is substantive, better define business and product definitions, and introduce a test of optional fair value concentration.

• Amendments to IAS 1 and IAS 8: Definition of material omission

In October 2018, the IASB issued changes to IAS 1 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to align the definition “material omission” or “materially distorted disclosure” in all standards and to clarify certain aspects of the definition. The new definition states that "the information is material if its omission, distortion or obscuration can reasonably influence decisions that the main users of the general purpose financial statements make based on these financial statements, which provide financial information on the entity's specific report".

The adoption of these changes had no impact on the consolidated financial statements in the initial adoption period (January 1, 2020).

New IFRS pronouncements, issues, amendments and interpretations of the IASB

In addition to the standards issued and amended mentioned above, on the date of preparation of these financial statements, the IASB had issued IFRS 17 - Insurance Contracts (a standard not yet issued in Brazil), a new comprehensive accounting standard for insurance contracts that includes recognition and measurement, presentation and disclosure.

IFRS 17 will come into force for periods beginning on or after January 1, 2021, requiring the presentation of comparative figures. Early adoption is permitted if the entity also adopts IFRS 9 and IFRS 15 on the same date or before the initial adoption of IFRS 17. This standard does not apply to the Company.

The Company does not anticipate the early adoption for the year ended December 31, 2020 of any pronouncement, interpretation or amendment that has been issued before application is mandatory.

g) Significant accounting judgments estimates and assumptions

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's management in applying its accounting policies. These estimates are based on experience, knowledge, information available at the end of the year, and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.

The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: trade accounts receivable (Note 4); income and social contribution taxes (Note 7); property, plant and equipment (Note 12); intangible assets (Note 13); provision and contingencies (Note 19); net operating income (Note 24); pension plans and other post-employment benefits (Note 30); and financial instruments and risk and capital management (Note 31).